Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 03, 2024
Entity Registrant Name	dei_EntityRegistrantName	360 Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0001319067
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 03, 2024
Document Effective Date	dei_DocumentEffectiveDate	Sep. 03, 2024
Prospectus Date	rr_ProspectusDate	Mar. 29, 2024
FinTrust Income and Opportunity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Changes to the Prospectus The following replaces the name of the Fund on the cover page of the Prospectus. M3Sixty Income and Opportunity Fund (formerly, FinTrust Income and Opportunity Fund)
Objective [Heading]	rr_ObjectiveHeading	The following replaces the investment objective on page 1 of the Summary of the Prospectus. Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the M3Sixty Income and Opportunity Fund (formerly, FinTrust Income and Opportunity Fund (the “Fund”) is total return comprised of income and capital appreciation.

The following replaces footnote number 2 below the Fee table on page 1 of the Summary in the Prospectus.

M3Sixty Capital, LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (excluding interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other expenditures which are capitalized following generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to not more than 1.95% through at least March 31, 2026. Subject to approval by the Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred if the Fund can make the payment without exceeding the 1.95% expense limitation.   The current contractual agreement cannot be terminated for at least one year after the effective date without the Board of Trustees’ approval.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2026
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The following replaces the information under the sub-heading “Performance” on page 6 of the Summary in the Prospectus. Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund’s investment results vary from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) of the Fund is not necessarily an indication of how it will perform in the future. Updated performance information will be available at no cost by calling (877) 244-6235 or at the Fund’s website at www.m3sixtycapital.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results vary from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 244-6235
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.m3sixtycapital.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	This information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) of the Fund is not necessarily an indication of how it will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	The following replaces the Average Annual Total Returns table on page 7 of the Summary in the Prospectus. Average Annual Total Returns (for the periods ended December 31, 2023)
FinTrust Income and Opportunity Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.57%
5 Years	rr_AverageAnnualReturnYear05	3.90%
Since Inception	rr_AverageAnnualReturnSinceInception	4.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 21, 2016
FinTrust Income and Opportunity Fund | Class A Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.57%
5 Years	rr_AverageAnnualReturnYear05	2.90%
Since Inception	rr_AverageAnnualReturnSinceInception	2.73%
FinTrust Income and Opportunity Fund | Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.40%
5 Years	rr_AverageAnnualReturnYear05	2.77%
Since Inception	rr_AverageAnnualReturnSinceInception	2.72%
FinTrust Income and Opportunity Fund | Class A Shares | S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes) [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	15.70%
Since Inception	rr_AverageAnnualReturnSinceInception	14.60%
FinTrust Income and Opportunity Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.35%
5 Years	rr_AverageAnnualReturnYear05	5.35%
Since Inception	rr_AverageAnnualReturnSinceInception	5.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 21, 2016
FinTrust Income and Opportunity Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.35%
5 Years	rr_AverageAnnualReturnYear05	4.36%
Since Inception	rr_AverageAnnualReturnSinceInception	3.74%
FinTrust Income and Opportunity Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.67%
5 Years	rr_AverageAnnualReturnYear05	3.97%
Since Inception	rr_AverageAnnualReturnSinceInception	3.57%
FinTrust Income and Opportunity Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HROAX
FinTrust Income and Opportunity Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HIOIX